Goodwill and Other Intangible Assets (Tables)	11 Months Ended
Dec. 29, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill for the fiscal years ended April 29, 2012 and April 28, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and the Successor period from February 8, 2013 to December 29, 2013, by reportable segment, are as follows:

	North America	Europe	Asia/ Pacific	Latin America	RIMEA	Total
	(In thousands)
Predecessor
Balance at April 27, 2011	$1,369,411	$1,200,671	$392,080	$306,330	$29,949	$3,298,441
Purchase accounting adjustments	—	(600)	—	1,380	—	780
Disposals	—	(1,532)	—	—	—	(1,532)
Translation adjustments	(4,662)	(72,476)	3,119	(35,368)	(2,775)	(112,162)
Balance at April 29, 2012	1,364,749	1,126,063	395,199	272,342	27,174	3,185,527
Disposals	(899)	—	—	—	(527)	(1,426)
Impairment loss	—	—	(36,000)	—	—	(36,000)
Goodwill allocated to discontinued operations	—	—	(4,952)	—	—	(4,952)
Translation adjustments	(5,148)	(37,872)	5,595	(23,820)	(2,654)	(63,899)
Balance at April 28, 2013	1,358,702	1,088,191	359,842	248,522	23,993	3,079,250
Translation adjustments	(409)	10,438	(16,523)	(15,382)	(1,193)	(23,069)
Balance at June 7, 2013	$1,358,293	$1,098,629	$343,319	$233,140	$22,800	$3,056,181

Successor
Balance at February 8, 2013	$—	$—	$—	$—	$—	$—
Merger (see Note 4)	10,085,159	3,620,020	1,329,120	240,135	263,415	15,537,849
Purchase accounting adjustment	(178,605)	(106,437)	(247,248)	(14,513)	25,761	(521,042)
Translation adjustments	(52,976)	191,075	(54,893)	(14,706)	(15,245)	53,255
Balance at December 29, 2013	$9,853,578	$3,704,658	$1,026,979	$210,916	$273,931	$15,070,062

Finite-Lived Trademarks and other intangible assets
Customer-related and other intangible assets at December 29, 2013, April 28, 2013 and April 29, 2012, subject to amortization expense, are as follows:

	Successor			Predecessor
	December 29, 2013			April 28, 2013			April 29, 2012
	Gross	Accum Amort	Net	Gross	Accum Amort	Net	Gross	Accum Amort	Net
	(In thousands)
Licenses	$119,714	$(10,030)	$109,684	$208,186	$(169,666)	$38,520	$208,186	$(163,945)	$44,241
Customer-related assets	1,375,876	(35,773)	1,340,103	209,428	(77,310)	132,118	216,755	(69,244)	147,511
Other	24,665	(1,118)	23,547	419,642	(156,032)	263,610	420,787	(149,178)	271,609
	$1,520,255	$(46,921)	$1,473,334	$837,256	$(403,008)	$434,248	$845,728	$(382,367)	$463,361